FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income		¥ 6,658,966	$ 965,458	¥ 4,701,327	¥ 4,326,446
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		178,980	25,950	248,027	264,154
Share of profit in subsidiaries and VIE		(5,844)	(847)	32,419	18,507
Changes in operating assets and liabilities:
Prepayments and other current assets		59,313	8,599	(774,302)	(369,443)
Deferred tax expenses (benefits)		244,616	35,466	(192,091)	(271,969)
Other current liabilities		690,457	100,106	881,402	669,546
Other non-current liability					(90,877)
Net cash provided by operating activities		11,479,308	1,664,343	7,220,217	4,950,749
Cash flows from investing activities
Amounts due from subsidiaries				(70,000)	(500,000)
Investments in equity investees		(94,400)	(13,687)	(569,751)	(238,415)
Purchases of short-term investment		(9,563,852)	(1,386,627)	(13,193,447)	(9,686,732)
Maturity of short-term investment		6,713,982	973,436	14,054,096	17,010,363
Purchases of long-term investment		(6,388,768)	(926,284)	(225,000)	(939,500)
Maturity of long-term investment		284,000	41,176	845,110
Net cash used in investing activities		(16,041,890)	(2,325,855)	(8,756,533)	(3,549,341)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	¥ 9,763,800				9,771,782
Payment of issuance cost		(228)	(33)	(887)
Payment of dividends		(1,323,205)	(191,847)	(1,353,969)	(1,649,308)
Convertible		6,416,762	930,343
Repurchase of ordinary shares		(84,547)	(12,258)	(3,810,586)	(1,228,341)
Proceeds from short-term borrowings		7,669,943	1,112,037	6,944,722	2,302,929
Repayment of short-term borrowings		(5,883,561)	(853,036)	(4,918,934)	(870,000)
Net cash (used in)/ provided by financing activities		7,058,202	1,023,343	(2,903,985)	8,337,407
Effect of exchange rate changes on cash, cash equivalents		338,106	49,021	(150,430)	(656,137)
Net increase (decrease) in cash and cash equivalents		2,833,726	410,852	(4,590,731)	9,082,678
Cash, cash equivalents and restricted cash at beginning of year		9,769,361	1,416,424	14,360,092	5,277,414
Cash, cash equivalents and restricted cash at end of year		12,603,087	1,827,276	9,769,361	14,360,092
Cash, cash equivalents, beginning of year		9,721,225		14,212,778
Cash, cash equivalents, end of year		11,692,773	1,695,293	9,721,225	14,212,778
Issuance cost on IPO		69,498
Supplemental disclosure on non-cash information
Cash dividends declared in payables		730	106	321	9,673
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Cash flows from operating activities:
Net income		6,809,056	987,219	4,754,827	4,312,213
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		178,980	25,950	248,027	264,154
Share of profit in subsidiaries and VIE		(6,991,861)	(1,013,724)	(4,944,589)	(4,316,082)
Changes in operating assets and liabilities:
Prepayments and other current assets				13,013	105,610
Deferred tax expenses (benefits)					28,146
Other current liabilities		19,463	2,823	17,598
Other non-current liability					(90,877)
Net cash provided by operating activities		15,638	2,268	88,876	303,164
Cash flows from investing activities
Investments in equity investees		(2,580,373)	(374,119)	(1,249,655)	(10,010,593)
Purchases of short-term investment		(4,171,949)	(604,876)	(8,268,243)	(6,095,450)
Maturity of short-term investment		1,840,751	266,884	10,552,118	12,297,430
Maturity of long-term investment				645,110
Net cash used in investing activities		(4,911,571)	(712,111)	1,679,330	(3,808,613)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498		69,498
Payment of issuance cost		(228)	(33)	(887)
Payment of dividends		(1,323,205)	(191,847)	(1,353,969)	(1,649,308)
Repurchase of ordinary shares		(84,547)	(12,258)	(3,810,586)	(1,228,341)
Net cash (used in)/ provided by financing activities		4,222,198	612,161	(4,518,056)	6,894,133
Effect of exchange rate changes on cash, cash equivalents		123,638	17,926	(72,740)	(339,801)
Net increase (decrease) in cash and cash equivalents		(550,097)	(79,756)	(2,822,590)	3,048,883
Cash, cash equivalents, beginning of year		621,034	90,041	3,443,624	394,741
Cash, cash equivalents, end of year		¥ 70,937	$ 10,285	¥ 621,034	3,443,624
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Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498					¥ 9,771,782